DEFERRED CHARGES (Schedule of estimated aggregate amortization expense) (Details)	Jul. 31, 2018 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2019	$ 287,541
2020	234,462
2021	215,897
2022	188,856
2023	$ 167,132